BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Goodwill	[1]	$ 52,494	$ 54,740
Datapath Inc [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents		680
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		7,547
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		4,952
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		1,809
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		16,454
Goodwill		9,026
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets		2,139
Total assets acquired		42,607
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable		9,043
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Other		9,182
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		1,873
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-Term Debt		2,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		1,278
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		23,376
Total purchase price consideration		$ 19,231

[1]	Net of accumulated impairment losses of $62,179.